Interim condensed consolidated statement of comprehensive income - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Interim condensed consolidated statement of comprehensive income
Net profit for the period	$ 21,092,433	$ 27,530,825
Unrealized gain (loss) on hedges:
Cash flow hedge for future exports	2,278,515	(1,594,964)
Hedge of a net investment in a foreign operation	4,360,142	(3,643,730)
Cash flow hedge with derivative instruments	125,505	41,885
Financial instruments measured at fair value	(1,704)	(1,478)
Foreign currency translation	(13,751,843)	10,991,556
Items that will not be reclassified subsequently to profit or loss (net of tax):	(6,989,385)	5,793,269
Items that will not be reclassified to profit or loss in subsequent periods (net of taxes):
Actuarial (loss) gain	642,747	(1,040,172)
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes	642,747	(1,040,172)
Other comprehensive income, net of tax	(6,346,638)	4,753,097
Total comprehensive income, net of tax	14,745,795	32,283,922
Comprehensive income attributable to:
Owners of the parent	14,453,919	26,947,470
Non-controlling interest	291,876	5,336,452
Total comprehensive income, net of tax	$ 14,745,795	$ 32,283,922